Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares	33.2
Allowance for doubtful accounts receivable		$ 0	$ 0
Write offs of accounts receivable		$ 0	3,218
Depreciation method		straight-line
Impairment of Long-Lived Assets Held-for-use		$ 0	18,661	$ 65,965
Impairment of Long-Lived Assets to be Disposed of				0
Retained Earnings (Accumulated Deficit)		338,800	364,000
Voyage revenues		644,135	597,452	529,879
Accounts Receivable, after Allowance for Credit Loss, Current		$ 25,273	40,342
Segment Reporting Information, Description of Products and Services		two LNG carriers
Voyage charters and contracts of affreightment [Member]
Property, Plant and Equipment [Line Items]
Voyage revenues		$ 259,015	215,197	184,779
Accounts Receivable, after Allowance for Credit Loss, Current		21,268	26,222
Hire Arrangements [Member]
Property, Plant and Equipment [Line Items]
Voyage revenues		385,120	382,255	345,100
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Property, Plant and Equipment [Line Items]
Retained Earnings (Accumulated Deficit)				$ 1,311
Arctic And Antarctic Tankers [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of		15,326
Property, Plant, and Equipment, Fair Value Disclosure		54,000
Izumo Princess [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		22,750
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure					$ 22,750
Izumo Princess And Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of		$ 13,450
Archangel, Alaska, Silia T and Izumo Princess [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of			$ 7,952
Reverse Stock Split [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-5